TO THE SHAREHOLDERS

For the six months ended December 31, 1995, Scout Stock Fund's total return (price change and reinvested distributions) was 5.62% compared to the 14.45% earned by the unmanaged Standard & Poor's 500 index of larger companies for the same period. The Funds average annual compounded total returns for one, five and ten year periods were, 19.69%, 12.71% and 11.06%, respectively.

Scout Stock Fund's long-term performance shows that a stable, contrarian approach to investing continues to serve our shareholders well.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment returns and share value will fluctuate, and redemption value may be more or less than original cost.

Despite a weak October, the market rallied the last two months of 1995 resulting in a strong fourth quarter and a remarkable performance for the year. Low inflation, falling interest rates, growing profits and record cash inflows continued throughout the year and helped sustain the market's overall momentum.

The technology sector which led the way most of the year started to falter in the fourth quarter as the health stocks returned to favor and utilities and energy rallied. In accordance with its value orientation, Scout Stock Fund rotated out of many of the growth momentum stocks which appeared over-valued and moved into the consumer cyclical, utility and capital goods groups where more favorably priced stocks could be found.

In fourth quarter, Scout Stock Fund acquired American Greetings (media/paper) and Texas Instruments (electronics/semiconductors) and eliminated its position in Cigna (insurance).

It is highly doubtful that 1996's market will mimic 1995 despite continued low inflation and possible interest rate reductions. In fact, fears of recession and slower company profit growth have made 1996's market unpredictable. With this in mind, Scout Stock Fund will defensively position itself with value-oriented stocks. We will also continue to equally weight all stock positions within the portfolio and maintain a generous cash reserve. As always, Scout Stock Fund will use such reserve when buying opportunities arise.

Sincerely,


Larry D. Armel
President

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they federally insured by the Federal Deposit Insurance Corporation or any other federal agency. These shares involve investment risks, including the possible loss of the principal amount invested.

FINANCIAL STATEMENTS
Statement of Net Assets
December 31, 1995 (unaudited)
							       Market
    Shares        Company                                       Value
COMMON STOCKS _ 68.92%
BASIC MATERIALS _  7.26%
   70,000  Brush Wellman, Inc.                                 1,207,500
    5,000  Carpenter Technology Corp.                            205,625
   40,000  Cyprus Amax Minerals Co.                            1,045,000
    4,000  duPont (E.I.) deNemours & Co.                         279,500
    5,000  Ecolab, Inc.                                          150,000
   30,000  Engelhard Corp.                                       652,500
   25,000  International Paper Co.                               946,875
   49,000  Nalco Chemical Co.                                  1,476,125
   22,000  Rohm & Haas Co.                                     1,416,250
   20,000  Union Camp Corp.                                      952,500
   35,000  Weyerhaeuser Co.                                    1,513,750
   60,000  Worthington Industries, Inc.                        1,248,750
							      11,094,375
CAPITAL GOODS _ 4.96%
  100,000  Calgon Carbon Corp.                                 1,200,000
   36,000  Cooper Industries, Inc.                             1,323,000
   24,000  Deere & Co.                                           846,000
    2,500  Emerson Electric Co.                                  204,375
    6,000  Fluor Corp.                                           396,000
   30,000  Giddings & Lewis, Inc.                                495,000
   21,500  Grainger (W.W.), Inc.                               1,424,375
   25,000  Hillenbrand Industry, Inc.                            846,875
   29,550  TRINOVA Corp.                                         845,870
							       7,581,495
CONSUMER CYCLICAL _  13.79%
   25,000  American Greetings Corp.                              690,625
   48,000  Bassett Furniture Industries, Inc.                  1,116,000
   30,000  Block (H&R), Inc.                                   1,215,000
   50,000  Brown Group, Inc.                                     712,500
   40,000  Dillard Department Stores, Inc. Cl. A               1,140,000
    7,500  Donnelley (R.R.) & Sons                               295,312
   28,000  Dun & Bradstreet Corp.                              1,813,000
   22,000  Gannett Co.                                         1,350,250
   25,000  General Motors Corp.                                1,321,875
CONSUMER CYCLICAL (Continued)
   30,000  Genuine Parts Co.                                   1,230,000
    5,000  Knight-Ridder, Inc.                                   312,500
   50,000  Limited (The), Inc.                                   868,750
   35,000  Mallinckrodt Group, Inc.                            1,273,125
   40,000  Masco Corp.                                         1,255,000
   25,000  May Department Stores Co.                           1,056,250
   10,000  Mercantile Stores Co., Inc.                           462,500
   15,000  Penney (J.C.) & Co., Inc.                             714,375
   38,000  Snap-On, Inc.                                       1,719,500
  125,000  Stride Rite Corp.                                     937,500
   50,000  TJX Companies, Inc.                                   943,750
   30,000  Toys "R" Us, Inc.                                     652,500
							      21,080,312
CONSUMER STAPLES _  9.61%
   65,000  ALZA Corp.                                          1,608,750
    7,500  American Home Products Corp.                          727,500
   88,750  Archer-Daniels-Midland Co.                          1,597,500
   15,000  Bard (C.R.), Inc.                                     483,750
    5,000  Baxter International, Inc.                            209,375
   80,000  Bob Evans Farms, Inc.                               1,520,000
   75,000  Brinker International                               1,134,375
   16,000  Bristol-Myers Squibb Co.                            1,374,000
   40,850  Community Psychiatric Centers                         500,412
   25,000  Corning, Inc.                                         800,000
   10,000  Eastman Kodak Co.                                     670,000
   90,000  Lance, Inc.                                         1,473,750
   10,000  Merck & Co., Inc.                                     657,500
    4,000  Pioneer Hi-Bred International, Inc.                   222,500
   50,000  Rubbermaid, Inc.                                    1,275,000
   10,000  Service Corp. International                           440,000
							      14,694,412
ENERGY _  8.41%
   12,000  Amoco Corp.                                           862,500
   12,500  Atlantic Richfield Co.                              1,384,375
ENERGY (Continued)
   45,000  Baker Hughes, Inc.                                  1,096,875
   50,000  Dresser Industries, Inc.                            1,218,750
   15,000  Halliburton Co.                                       759,375
   20,000  Kerr-McGee Corp.                                    1,270,000
   25,000  Louisiana Land & Exploration                        1,071,875
   50,825  Mitchell Energy & Development Corp. Cl. A             940,262
   35,000  Phillips Petroleum Co.                              1,194,375
   14,000  Schlumberger, Ltd.                                    969,500
    4,000  Texaco, Inc.                                          314,000
   60,000  USX-Marathon Group                                  1,170,000
   20,000  WMX Technologies, Inc.                                597,500
							      12,849,387
FINANCIAL _ 2.37%
   15,000  Aon Corp.                                             748,125
   30,000  First Chicago NBD Corp.                             1,185,000
   20,000  Liberty Corp. S.C.                                    675,000
    3,000  Unicom Corp.                                           98,250
   20,000  Wachovia Corp.                                        915,000
							       3,621,375
TECHNOLOGY _  7.34%
   60,000  ADT, Ltd.                                             900,000
    6,300  AMP, Inc.                                             241,762
   35,000  Apple Computer, Inc.                                1,115,625
   25,000  Digital Equipment Corp.                             1,603,125
   14,000  International Business Machines Corp.               1,284,500
   20,000  Motorola, Inc.                                      1,140,000
   50,000  Novell, Inc.                                          712,500
   35,000  Perkin-Elmer Corp.                                  1,321,250
   50,000  Sensormatic Electronics Corp.                         868,750
  100,000  Tandem Computers, Inc.                              1,062,500
   20,000  Telxon Corp.                                          452,500
   10,000  Texas Instruments, Inc.                               517,500
							      11,220,012
TRANSPORTATION & SERVICES _ 3.45%
   20,000  Consolidated Freightways, Inc.                        530,000
   10,000  CSX Corp.                                             456,250
   10,000  Norfolk Southern Corp.                                793,750
   25,000  Roadway Services, Inc.                              1,221,875
   20,000  Southwest Airlines Co.                                465,000
   20,000  Union Pacific Corp.                                 1,320,000
    6,500  U.S. West Media Group                                 123,500
   29,175  Yellow Corp.                                          361,041
							       5,271,416
UTILITIES _ 11.73%
   25,000  AT & T Corp.                                        1,618,750
   20,000  Bell Atlantic Corp.                                 1,337,500
   10,000  BellSouth Corp.                                       435,000
   15,000  Central & South West Corp.                            418,125
   50,000  Comsat Corp.                                          931,250
   30,000  Dominion Resources                                  1,237,500
   55,000  Entergy Corp.                                       1,608,750
   10,000  Florida Progress Corp.                                353,750
   10,000  FPL Group, Inc.                                       463,750
   27,000  MAPCO, Inc.                                         1,474,875
   75,000  Niagara Mohawk Power Corp.                            721,875
   50,000  Pacific Telesis Group                               1,681,250
   35,000  Panhandle Eastern Corp.                               975,625
   50,000  SCANA Corp.                                         1,431,250
    5,000  Sprint Corp.                                          199,375
   40,000  Texas Utilities Co.                                 1,645,000
   25,000  Union Electric Co.                                  1,043,750
   10,000  U.S. West, Inc.                                       357,500
							      17,934,875

TOTAL COMMON STOCKS _  68.92%                                105,347,659

CONVERTIBLE PREFERRED STOCK _ 0.61%
   35,000  Unisys Corp. ($3.75 Cm. Cv. A Pfd.)                   940,625

CONVERTIBLE CORPORATE BONDS _ 2.11%
$  1,000,000  Browning-Ferris Industries, Inc., Cv.
		Sub. Deb., 6.25%, due August 15, 2012            997,500
     300,000  Computervision Corp., Cv. Sub. Deb.,
		8.00%, due December 1, 2009                      220,875
   1,000,000  Masco Corp., Cv. Sub. Deb., 5.25%,
		due February 15, 2012                            960,037
   1,200,000  WMX Technologies, Inc., Cv. Sub. Nt.,
		2.00%, due January 24, 2005                    1,044,107
TOTAL CONVERTIBLE CORPORATE BONDS _  2.11%                     3,222,519

SHORT-TERM CORPORATE NOTES _ 20.23%
   1,000,000  Abbott Laboratories, 5.80%,
		due January 4, 1996                              999,355
   1,000,000  Air Products & Chemicals, Inc.,
		5.70%, due January 4, 1996                       999,367
   1,000,000  American Greetings Corp., 5.75%,
		due January 3, 1996                              999,520
   1,000,000  Ameritech Corp., 5.60%, due February 6, 1996       994,244
   1,000,000  Anheuser-Busch Cos., Inc., 5.60%,
		due January 23, 1996                             996,422
   1,500,000  BellSouth Corp., 5.70%, due January 24, 1996     1,494,300
   1,000,000  Chevron Corp., 5.63%, due January 5, 1996          999,218
   1,000,000  Coca-Cola Co., 5.58%, due January 8, 1996          998,760
   1,000,000  Deere & Co., 5.66%, due January 19, 1996           997,012
   1,000,000  Dover Corp., 5.71%, due January 10, 1996           998,414
   1,000,000  duPont (E.I.) deNemours & Co., 5.58%,
		due February 6, 1996                             994,265
   1,000,000  Duke Power Co., 5.72%, due January 12, 1996        998,094
     500,000  Gannett, Inc., 5.77%, due January 17, 1996         498,637
   1,500,000  Gillette Co., 5.70%, due January 5, 1996         1,498,812
   1,000,000  GTE South, Inc., 5.76%, due January 19, 1996       996,960
   1,500,000  Heinz (H.J.) Co., 5.69%, due January 26, 1996    1,493,836
   1,500,000  Hewlett Packard Co., 5.67%,
		due January 4, 1996                            1,499,056
   1,000,000  IBM Corp., 5.72%, due January 3, 1996              999,524
     500,000  K N Energy, Inc., 5.83%,
		due January 17, 1996                             498,624
   1,000,000  Nalco Chemical Co., 5.75%,
		due January 12, 1996                             998,083
   1,500,000  Pacific Bell Telephone, 5.77%,
		due January 26, 1996                           1,493,749
   1,500,000  PepsiCo, Inc., 5.72%, due January 26, 1996       1,493,804
   1,000,000  Proctor & Gamble Co., 5.63%,
		due January 22, 1996                             996,560
   1,500,000  Progress Capital Holdings, Inc., 5.62%,
		due January 30, 1996                           1,492,975
   1,000,000  South Carolina Electric & Gas Co., 5.80%,
		due January 26, 1996                             995,811
   1,500,000  Texaco, Inc., 5.83%, due January 11, 1996        1,497,328
   1,000,000  Weyerhauser Co., 5.73%, due January 8, 1996        998,725
   1,000,000  Xerox Credit Corp., 5.66%,
		due January 19, 1996                             996,872
TOTAL SHORT-TERM CORPORATE NOTES _ 20.23%                     30,918,327

GOVERNMENT SPONSORED ENTERPRISES _ 7.79%
   1,000,000  Federal Farm Credit Banks Discount Notes,
		5.49%, due January 29, 1996                      990,850
   1,500,000  Federal Home Loan Banks Discount Notes,
		5.60%, due January 17, 1996                    1,496,034
   2,000,000  Federal Home Loan Mortgage Credit Discount
		Notes, 5.60%, due January 5, 1996              1,998,444
   2,000,000  Federal Home Loan Mortgage Credit Discount
		Notes, 5.46%, due March 8, 1996                1,979,373
   1,000,000  Federal National Mortgage Association Discount
		Notes, 5.57%, due January 5, 1996                999,226
   1,000,000  Federal National Mortgage Association Discount
		Notes, 5.45%, due March 19, 1996                 988,040
   3,500,000  Federal National Mortgage Association Discount
		Notes, 5.44%, due March 25, 1996               3,455,044
TOTAL GOVERNMENT SPONSORED ENTERPRISES _ 7.79%                11,907,011

TOTAL INVESTMENTS _ 99.66%                           $       152,336,141

Other assets less liabilities _ 0.34%                            525,752

TOTAL NET ASSETS _ 100.00%
  (equivalent to $16.34 per share;
  10,000,000 shares of $1.00 par value
  capital shares authorized;
  9,354,527 shares outstanding)                      $       152,861,893

Statement of Assets and Liabilities
December 31, 1995 (unaudited)
ASSETS:
  Investment securities, at market value
    (identified cost $135,977,416)                       $       152,336,141
  Cash                                                               776,942
  Dividends receivable                                               256,057
  Interest receivable                                                 55,458
  Receivable for investments sold                                     85,647
    Total assets                                                 153,510,245
LIABILITIES AND NET ASSETS:
  Payable for investments purchased                                  648,352
    Total liabilities                                                648,352
NET ASSETS                                               $       152,861,893

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)             $       135,405,580
  Accumulated undistributed income:
    Undistributed net investment income                               179,013
    Accumulated net realized gain on investment
    transactions                                                      918,575
      Net unrealized appreciation in value of
      investments                                                  16,358,725

NET ASSETS APPLICABLE TO OUTSTANDING SHARES               $       152,861,893
Capital shares, $1.00 par value
	Authorized                                                 10,000,000
	Outstanding                                                 9,354,527
NET ASSET VALUE PER SHARE                                  $            16.34

See accompanying Notes to Financial Statements.

Statement of Operations
Six Months Ended December 31, 1995 (unaudited)

INVESTMENT INCOME:
  Income:
    Dividends                                               $       1,554,844
    Interest                                                        1,309,445
								    2,864,289
  Expenses:
    Management fees (Note 3)                                          623,906
    Registration fees and other expenses                               10,723
								      634,629
      Net investment income                                         2,229,660

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions (excluding
  commercial paper and repurchase agreements):
    Proceeds from sales of investments                             19,102,412
    Cost of investments sold                                       14,298,751
      Net realized gain from investment transactions                4,803,661
  Unrealized appreciation on investments:
    Beginning of period                                            15,363,969
    End of period                                                  16,358,725
      Increase in net unrealized appreciation on investments          994,756
      Net gain on investments                                       5,798,417
      Increase in net assets resulting from operations      $       8,028,077

Statements of Changes in Net Assets

					     Six Months Ended
					     December 31, 1995     Year Ended
						 (unaudited)     June 30, 1995

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                           $   2,229,660  $   3,789,068
  Net realized gain from investment transactions 4,803,661 10,677,919 Increase in net unrealized appreciation on
  investments                                           994,756      5,889,433
    Net increase in net assets resulting from
    operations                                        8,028,077     20,356,420

  Net equalization included in the price of shares
  issued and redeemed (Note 1)                           93,006        109,218

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                              (2,258,933)    (3,747,111)
  Net realized gain from investment transactions     (6,161,702)    (8,927,920)
    Total distributions to shareholders              (8,420,635)   (12,675,031)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 830,606 and 1,107,974 shares sold    14,671,204     17,259,667
  Net asset value of 393,163 and 469,642 shares
  issued for reinvestment of distributions            5,508,435      7,311,709
						     20,179,639     24,571,376
  Cost of 224,140 and 699,474 shares redeemed        (3,725,185)   (10,980,578)
  Net increase from capital share transactions       16,454,454     13,590,798
    Total increase in net assets                     16,154,902     21,381,405

NET ASSETS:
  Beginning of period                               136,706,991    115,325,586
  End of period (including undistributed net
  investment income of $179,013 and $115,280,
  respectively)                                   $ 152,861,893  $ 136,706,991
Distributions to shareholders:
  Income dividends per share                      $       .26    $        .47
  Capital gains distribution per share            $       .68    $       1.13

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES _ The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments _ Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Securities traded over-the-counter are valued at the average of the last reported bid and asked prices. Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes _ The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

Equalization _ The Fund uses the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

2. PURCHASES AND SALES OF SECURITIES _ The aggregate amounts of security transactions during the period ended December 31, 1995 (excluding commercial paper and repurchase agreements), were as follows:

	Purchases               $  20,119,354
	Proceeds from sales        19,102,412

3. MANAGEMENT FEES _ Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

This report has been prepared for the information of the Shareholders of Scout Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.